Long Term Payable (Details)							6 Months Ended
	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Long Term Payable (Details) [Line Items]
Machinery Sold					$ 2,758,126	¥ 20,000,000
Repaid amount							$ 1,971,199
Outstanding balance							8,304,441								$ 7,785,471
Outstanding balance, current							4,706,517								3,706,628
Outstanding balance, non-current							3,597,924								4,078,843
Outstanding long term facility							2,758,126			¥ 20,000,000	$ 13,790,631	¥ 100,000,000	$ 4,137,189	¥ 30,000,000
Sales leaseback financing contract	$ 2,758,126	¥ 20,000,000	$ 5,516,252	¥ 40,000,000
Accounts receivable							13,470,610			200,000,000					5,167,701
Minimum [Member]
Long Term Payable (Details) [Line Items]
Accounts receivable							2,587,509
Maximum [Member]
Long Term Payable (Details) [Line Items]
Accounts receivable							8,053,415
Far East [Member]
Long Term Payable (Details) [Line Items]
Sale and leaseback interest rate					11.98%	11.98%
Repaid amount							953,304	¥ 6,604,779
Outstanding balance							1,708,315								2,594,415
Outstanding long term facility							5,271,281			38,223,638
Sunrise Guizhou [Member]
Long Term Payable (Details) [Line Items]
Outstanding balance							2,396,381
Outstanding balance, current							1,322,347
Outstanding balance, non-current							1,074,034
Long-term facility, outstanding balance | ¥								20,917,392
Sunrise Guizhou [Member] | Minimum [Member]
Long Term Payable (Details) [Line Items]
Outstanding balance							1,708,315								2,594,415
Outstanding balance, current							1,708,315								1,984,684
Outstanding balance, non-current															609,731
Sunrise Guizhou [Member] | Maximum [Member]
Long Term Payable (Details) [Line Items]
Outstanding balance							4,199,745								5,191,056
Outstanding balance, current							1,675,855								1,721,944
Outstanding balance, non-current							2,523,890								3,469,112
Ronghe [Member]
Long Term Payable (Details) [Line Items]
Sale and leaseback interest rate			1.55%	1.55%
Repaid amount			$ 1,030,471	¥ 7,139,411
Outstanding balance							4,199,745								5,191,056
Outstanding long term facility							6,880,180			47,917,699
Sales leaseback financing contract			$ 5,516,252	¥ 40,000,000
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”) [Member]
Long Term Payable (Details) [Line Items]
Sale and leaseback interest rate	9.61%	9.61%
Repaid amount							393,833	¥ 2,728,600
Outstanding balance							2,396,381
Sales leaseback financing contract	$ 2,758,126	¥ 20,000,000
Long-term facility, outstanding balance							2,884,640
Contract with Customer, Receivable, after Allowance for Credit Loss (in Yuan Renminbi) | ¥										¥ 20,000,000
Accounts receivable